Share-Based Payments - Schedule of Restricted Shares Outstanding (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022
2018 RSU Scheme [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Grant fair value, Outstanding balance beginning (in Dollars per share)	$ 28.35	$ 28.35
Number of RSUs, Outstanding balance beginning		401,663
Grant fair value, Granted during the year (in Dollars per share)
Number of RSUs, Granted during the year
Grant fair value, Forfeited during the year (in Dollars per share)	$ 28.35	$ 28.35
Number of RSUs, Forfeited during the year		(44,632)
Grant fair value, Vested during the year (in Dollars per share)	$ 28.35	$ 28.35
Number of RSUs, Vested during the year		(357,031)
Number of RSUs, Outstanding balance ending			401,663
2021 RSU Scheme [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Number of RSUs, Outstanding balance beginning	41,552	108,998	219,744
Number of RSUs, Granted during the year
Number of RSUs, Forfeited during the year		(2,412)	(39,712)
Number of RSUs, Vested during the year		(65,034)	(71,034)
Number of RSUs, Outstanding balance ending		41,552	108,998
2022 RSU Scheme [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Number of RSUs, Outstanding balance beginning	1,436,525	1,641,974	1,120,873
Number of RSUs, Granted during the year		777,006	1,379,094
Number of RSUs, Forfeited during the year		(42,768)	(145,584)
Number of RSUs, Vested during the year		(939,687)	(712,409)
Number of RSUs, Outstanding balance ending		1,436,525	1,641,974